Investment Objectives and Goals - Sector Rotation Fund	Jan. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Sector Rotation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sector Rotation Fund (the “Fund”) seeks to achieve capital appreciation.